Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 99.1%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	213	$68,935
Teledyne Technologies, Inc. *	1,035	428,128
		497,063
Auto Components - 0.3%
Gentex Corp.	6,931	247,229

Automobiles - 1.9%
Tesla, Inc. *	2,696	1,800,739

Beverages - 0.0%†
Boston Beer Co., Inc. (The), Class A *	17	20,507
Monster Beverage Corp. *	196	17,853
		38,360
Biotechnology - 2.7%
AbbVie, Inc.	2,716	293,926
Biogen, Inc. *	1,887	527,888
Incyte Corp. *	2,378	193,260
Moderna, Inc. *	2,122	277,876
Regeneron Pharmaceuticals, Inc. *	356	168,438
Seagen, Inc. *	563	78,178
Vertex Pharmaceuticals, Inc. *	4,691	1,008,049
		2,547,615
Capital Markets - 0.7%
Evercore, Inc., Class A	1,393	183,514
State Street Corp.	5,994	503,556
		687,070
Chemicals - 1.0%
Celanese Corp.	1,032	154,604
Sherwin-Williams Co. (The)	1,117	824,357
		978,961
Consumer Finance - 1.3%
Ally Financial, Inc.	15,755	712,284
Capital One Financial Corp.	3,767	479,275
Synchrony Financial	2,259	91,851
		1,283,410
Distributors - 0.2%
Pool Corp.	441	152,251

Diversified Financial Services - 0.7%
Jefferies Financial Group, Inc.	20,973	631,287

Electronic Equipment, Instruments & Components - 0.7%
Dolby Laboratories, Inc., Class A	7,225	713,252

Entertainment - 2.5%
Activision Blizzard, Inc.	9,384	872,712
Electronic Arts, Inc.	1,533	207,522
Netflix, Inc. *	400	208,664
Roku, Inc. *	133	43,328

	Shares/ Principal	Fair Value

Entertainment (continued)
Take-Two Interactive Software, Inc. *	4,712	$832,610
Walt Disney Co. (The) *	1,144	211,091
		2,375,927
Equity Real Estate Investment - 3.3%
American Homes 4 Rent, Class A	1,659	55,311
Camden Property Trust	1,374	151,016
Equity LifeStyle Properties, Inc.	11,460	729,315
Extra Space Storage, Inc.	4,573	606,151
First Industrial Realty Trust, Inc.	5,675	259,858
Healthcare Trust of America, Inc., Class A	2,901	80,010
Highwoods Properties, Inc.	9,448	405,697
Prologis, Inc.	6,776	718,256
SBA Communications Corp.	497	137,943
VEREIT, Inc.	865	33,406
		3,176,963
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,261	444,477
Walmart, Inc.	4,131	561,114
		1,005,591
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. *	366	198,200
Cooper Cos., Inc. (The)	1,254	481,649
Edwards Lifesciences Corp. *	9,436	789,227
Hologic, Inc. *	10,334	768,643
Quidel Corp. *	2,672	341,829
Teleflex, Inc.	191	79,353
West Pharmaceutical Services, Inc.	2,856	804,763
		3,463,664
Health Care Providers & Services - 4.4%
Anthem, Inc.	2,259	810,868
Centene Corp. *	3,564	227,775
Chemed Corp.	1,446	664,900
Cigna Corp.	2,169	524,334
Encompass Health Corp.	2,466	201,965
HCA Healthcare, Inc.	4,472	842,256
Molina Healthcare, Inc. *	188	43,947
UnitedHealth Group, Inc.	1,494	555,873
Universal Health Services, Inc., Class B	2,713	361,887
		4,233,805
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. *	637	905,062
Penn National Gaming, Inc. *	669	70,138
Vail Resorts, Inc. *	2,448	713,984
		1,689,184
Household Durables - 0.3%
DR Horton, Inc.	2,758	245,793

Insurance - 1.3%
Aon PLC, Class A	577	132,773

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Insurance (continued)
Arch Capital Group Ltd. *	14,149	$542,897
First American Financial Corp.	499	28,268
Primerica, Inc.	1,357	200,592
W R Berkley Corp.	4,313	324,985
		1,229,515
Interactive Media & Services - 9.8%
Alphabet, Inc., Class A *	103	212,440
Alphabet, Inc., Class C *	1,908	3,946,946
Facebook, Inc., Class A *	14,898	4,387,908
Pinterest, Inc., Class A *	7,095	525,243
Zillow Group, Inc., Class C *	1,932	250,464
		9,323,001
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. *	2,454	7,592,873
eBay, Inc.	622	38,091
Etsy, Inc. *	2,018	406,970
Wayfair, Inc., Class A *	1,187	373,608
		8,411,542
IT Services - 8.3%
Accenture PLC, Class A	2,558	706,647
Fidelity National Information Services, Inc.	5,057	711,065
FleetCor Technologies, Inc. *	800	214,904
Gartner, Inc. *	1,782	325,304
Genpact Ltd.	2,310	98,914
Global Payments, Inc.	1,286	259,232
Jack Henry & Associates, Inc.	594	90,122
Mastercard, Inc., Class A	1,959	697,502
PayPal Holdings, Inc. *	9,090	2,207,416
VeriSign, Inc. *	3,917	778,543
Visa, Inc., Class A	4,529	958,925
Western Union Co. (The)	29,919	737,802
WEX, Inc. *	527	110,259
		7,896,635
Leisure Products - 0.1%
Polaris, Inc.	1,037	138,440

Life Sciences Tools & Services - 2.5%
IQVIA Holdings, Inc. *	3,386	653,972
Mettler-Toledo International, Inc. *	720	832,097
Thermo Fisher Scientific, Inc.	1,971	899,525
		2,385,594
Machinery - 0.8%
Donaldson Co., Inc.	179	10,411
Parker-Hannifin Corp.	2,326	733,690
		744,101
Media - 1.0%
News Corp., Class A	16,948	430,988
Nexstar Media Group, Inc., Class A	3,649	512,429
		943,417

	Shares/ Principal	Fair Value

Multiline Retail - 0.0%†
Target Corp.	67	$13,271

Personal Products - 1.2%
Estee Lauder Cos, Inc. (The), Class A	3,520	1,023,792
Herbalife Nutrition Ltd. *	3,328	147,630
		1,171,422
Pharmaceuticals - 2.5%
Horizon Therapeutics PLC *	283	26,047
Johnson & Johnson	6,115	1,005,000
Perrigo Co. PLC	6,473	261,962
Zoetis, Inc.	6,753	1,063,463
		2,356,472
Road & Rail - 1.6%
AMERCO	1,155	707,553
Old Dominion Freight Line, Inc.	3,440	827,010
		1,534,563
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. *	6,738	528,933
Applied Materials, Inc.	10,551	1,409,614
KLA Corp.	1,140	376,656
Lam Research Corp.	998	594,049
NVIDIA Corp.	1,224	653,530
NXP Semiconductors NV	2,285	460,062
Texas Instruments, Inc.	5,087	961,392
		4,984,236
Software - 16.9%
Adobe, Inc. *	489	232,456
Aspen Technology, Inc. *	1,937	279,567
Cadence Design Systems, Inc. *	2,408	329,872
DocuSign, Inc. *	3,268	661,606
Fair Isaac Corp. *	1,612	783,512
Fortinet, Inc. *	211	38,913
HubSpot, Inc. *	1,613	732,641
Manhattan Associates, Inc. *	1,428	167,619
Microsoft Corp.	40,010	9,433,158
Oracle Corp.	18,249	1,280,532
salesforce.com, Inc. *	5,049	1,069,732
ServiceNow, Inc. *	571	285,563
Splunk, Inc. *	127	17,206
SS&C Technologies Holdings, Inc.	1,753	122,482
Trade Desk, Inc. (The), Class A *	1,165	759,184
		16,194,043
Specialty Retail - 0.8%
Five Below, Inc. *	1,000	190,790
L Brands, Inc. *	9,001	556,802
		747,592

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	86,538	$10,570,617

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. *	786	241,074

Tobacco - 0.1%
Philip Morris International, Inc.	1,569	139,233

Total Common Stocks (Cost - $65,010,740)		94,792,932
Short-Term Investments - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $633,684)	633,684	633,684

Total Investments - 99.8% (Cost - $65,644,424)		$95,426,616
Other Assets Less Liabilities - Net 0.2%		171,515
Total Net Assets - 100.0%		$95,598,131

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company